Expense Example - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIP Disciplined Small Cap Portfolio	Apr. 30, 2025 USD ($)
VIP Disciplined Small Cap Portfolio - Initial Class
Expense Example:
1 year	$ 33
3 years	103
5 years	180
10 years	406
VIP Disciplined Small Cap Portfolio - Service Class
Expense Example:
1 year	43
3 years	135
5 years	235
10 years	530
VIP Disciplined Small Cap Portfolio - Service Class 2
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	$ 714